UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-22363

Oppenheimer SteelPath MLP Funds Trust
(Exact name of registrant as specified in charter)

6803 S. Tucson Way
Centennial, Colorado 80112-3924
(Address of principal executive offices)(zip code)

Arthur S. Gabinet
OFI SteelPath, Inc.
Two World Financial Center
New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: August 30, 2013

Item 1.  Statements of Investments.

Oppenheimer SteelPath MLP Select 40 Fund
STATEMENT OF INVESTMENTS - As of 08/30/2013*
(Unaudited)

Description	Shares	Value
Master Limited Partnership Shares — 103.4%
Coal — 2.6%
Alliance Holdings GP LP	312,926	$19,226,174
Alliance Resource Partners LP	314,905	23,706,048
PVR Partners LP	524,542	12,174,620
Total Coal		55,106,842

Diversified — 12.2%
Enterprise Products Partners LP	1,775,481	105,499,081
ONEOK Partners LP	1,711,368	84,866,739
Williams Partners LP	1,333,923	65,802,422
Total Diversified		256,168,242

Exploration & Production — 0.2%
EV Energy Partners LP	144,543	5,274,374

Gathering/Processing — 23.6%
Access Midstream Partners LP	1,869,896	85,285,957
Compressco Partners LP	375,880	7,096,614
Crosstex Energy LP	1,105,485	20,694,679
DCP Midstream Partners LP	1,482,775	71,069,406
Exterran Partners LP	1,189,829	33,231,924
MarkWest Energy Partners LP	1,151,155	76,885,642
Regency Energy Partners LP	1,959,184	52,956,744
Summit Midstream Partners LP	898,098	29,619,272
Targa Resources Partners LP	921,275	45,013,496
Western Gas Equity Partners LP	146,231	5,758,577
Western Gas Partners LP	1,143,619	67,633,628
Total Gathering/Processing		495,245,939

Natural Gas Pipelines — 24.1%
Boardwalk Pipeline Partners LP	1,449,174	43,562,170
El Paso Pipeline Partners LP	2,247,523	93,789,135
Energy Transfer Equity LP	1,875,241	120,634,254
Energy Transfer Partners LP	1,720,021	88,185,477
EQT Midstream Partners LP	538,681	25,797,433
Inergy Midstream LP	623,554	14,491,395
Spectra Energy Partners LP	1,685,223	70,240,095
TC Pipelines LP	1,046,264	50,555,476
Total Natural Gas Pipelines		507,255,435

Petroleum Transportation — 36.9%
Buckeye Partners LP	1,486,518	104,056,260
Delek Logistics Partners LP	280,035	8,289,036
Enbridge Energy Partners LP	1,840,950	54,897,129
Genesis Energy LP	1,529,490	74,440,278
Global Partners LP	1,184,540	40,025,607
Holly Energy Partners LP	1,601,848	56,913,659
Magellan Midstream Partners LP	1,471,317	79,833,660
Martin Midstream Partners LP	387,892	17,645,207
MPLX LP	315,262	11,254,853
NuStar Energy LP	1,076,839	44,914,955
NuStar GP Holdings LLC	1,120,039	26,533,724
Oiltanking Partners LP	656,565	31,843,403
Plains All American Pipeline LP	1,629,690	82,397,126
Sunoco Logistics Partners LP	1,135,450	72,941,308
Tesoro Logistics LP	754,178	40,423,941
TransMontaigne Partners LP	681,465	28,192,207
Total Petroleum Transportation		774,602,353

Shipping — 3.8%
Seadrill Partners LLC	562,530	17,421,554
Teekay LNG Partners LP	1,471,946	61,939,488
Total Shipping		79,361,042

Total Master Limited Partnership Shares (identified cost $1,696,858,890)		2,173,014,227

Commom Stock — 2.9%
Shipping — 2.9%
Golar LNG Partners LP	1,426,157	46,350,102
Teekay Offshore Partners LP	487,804	15,497,533
Total Shipping		61,847,635

Total Common Stock (identified cost $60,169,383)		61,847,635

Short-Term Investments — 1.7%

Money Market — 1.7%
Fidelity Treasury Portfolio, 0.010%1	36,027,134	36,027,134

Total Short-Term Investments (identified cost $36,027,134)		36,027,134

Total Investments — 108.0% (identified cost $1,793,055,407)		2,270,888,996

Liabilities In Excess of Other Assets — (8.0)%		(168,916,952)

Net Assets -— 100.0%		$2,101,972,044

Footnotes to Statement of Investments

LLC -— Limited Liability Company
LP -— Limited Partnership

*	August 30, 2013 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1	Variable rate security; the coupon rate represents the rate as of August 30, 2013.

Oppenheimer SteelPath MLP Alpha Fund
STATEMENT OF INVESTMENTS - As of 08/30/2013*
(Unaudited)

Description	Shares	Value
Master Limited Partnership Shares — 103.0%
Diversified — 16.7%
Enterprise Products Partners LP	3,268,040	$194,186,937
ONEOK Partners LP	1,554,058	77,065,736
Williams Partners LP	2,240,777	110,537,530
Total Diversified		381,790,203

Gathering/Processing — 21.2%
Access Midstream Partners LP	1,584,204	72,255,544
DCP Midstream Partners LP	1,560,731	74,805,837
MarkWest Energy Partners LP	1,765,625	117,926,094
Regency Energy Partners LP	3,479,928	94,062,454
Targa Resources Partners LP	1,452,503	70,969,297
Western Gas Partners LP	910,223	53,830,588
Total Gathering/Processing		483,849,814

Natural Gas Pipelines — 25.4%
El Paso Pipeline Partners LP	2,828,174	118,019,701
Energy Transfer Equity LP	2,972,648	191,230,446
EQT Midstream Partners LP	1,333,768	63,874,149
Spectra Energy Partners LP	1,648,060	68,691,141
TC Pipelines LP	2,858,535	138,124,411
Total Natural Gas Pipelines		579,939,848

Petroleum Transportation — 39.7%
Buckeye Partners LP	1,405,877	98,411,390
Genesis Energy LP	2,232,907	108,675,584
Holly Energy Partners LP 1	2,973,304	105,641,491
Magellan Midstream Partners LP	2,661,021	144,386,999
NuStar Energy LP	612,114	25,531,275
Plains All American Pipeline LP	3,246,075	164,121,552
Sunoco Logistics Partners LP	2,567,065	164,908,255
Tesoro Logistics LP	702,676	37,663,434
TransMontaigne Partners LP 1	1,437,548	59,471,361
Total Petroleum Transportation		908,811,341

Total Master Limited Partnership Shares (identified cost $1,953,889,426)		2,354,391,206

Common Stock — 2.7%

Diversified — 2.7%
ONEOK, Inc.	1,179,112	60,653,521

Total Common Stock (identified cost $61,599,955)		60,653,521

Short-Term Investments — 0.5%

Money Market — 0.5%
Fidelity Treasury Portfolio, 0.010%2	12,103,904	12,103,904

Total Short-Term Investments (identified cost $12,103,904)		12,103,904

Total Investments — 106.2% (identified cost $2,027,593,285)	2,427,148,631

Liabilities In Excess of Other Assets — (6.2)%	(142,414,239)

Net Assets -— 100.0%	$2,284,734,392

Footnotes to Statement of Investments

LP -— Limited Partnership

*	August 30, 2013 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer.  Transactions during this period in which the issuer was an affiliate are as follows:

	Shares		Gross	Gross	Shares
	30-Nov-12		Additions	Reductions	31-Aug-13
Holly Energy Partners LP	1,566,624	3	1,406,680	-	2,973,304
TransMontaigne Partners LP	437,889		999,659	-	1,437,548

				Unrealized	Realized
	Value		Distributions	Gain/(Loss)	Gain/(Loss)
Holly Energy Partners LP	105,641,491		3,403,982	24,065,432
TransMontaigne Partners LP	59,471,361		1,396,139	8,011,041

2	Variable rate security; the coupon rate represents the rate at August 30, 2013.

3	2 for 1 stock split, Ex Date January 17, 2013.

Oppenheimer SteelPath MLP Income Fund
STATEMENT OF INVESTMENTS - As of 08/30/2013*
(Unaudited)

Description	Shares	Value

Master Limited Partnership Shares — 96.0%

Coal — 4.3%
PVR Partners LP	4,187,745	$97,197,562

Diversified — 4.9%
Williams Partners LP	2,208,369	108,938,843

Gathering/Processing — 23.1%
American Midstream Partners LP 1	693,030	15,260,521
Compressco Partners LP	462,160	8,725,581
Crestwood Midstream Partners LP	1,282,527	33,268,750
Crosstex Energy LP 1	4,479,757	83,861,051
Exterran Partners LP 1	3,545,887	99,036,624
Regency Energy Partners LP	4,815,615	130,166,073
Southcross Energy Partners LP 1	913,305	17,179,267
Summit Midstream Partners LP	1,230,315	40,575,789
Targa Resources Partners LP	570,751	27,886,894
USA Compression Partners LP 1	2,471,592	60,554,004
Total Gathering/Processing		516,514,554

Natural Gas Pipelines — 27.2%
Boardwalk Pipeline Partners LP	4,557,995	137,013,329
Energy Transfer Equity LP	773,166	49,737,769
Energy Transfer Partners LP	3,809,282	195,301,888
Inergy Midstream LP	3,711,191	86,248,079
TC Pipelines LP	2,937,871	141,957,927
Total Natural Gas Pipelines		610,258,992

Petroleum Transportation — 27.1%
Buckeye Partners LP	1,733,060	121,314,200
Delek Logistics Partners LP	123,677	3,660,839
Enbridge Energy Partners LP	6,046,283	180,300,159
Global Partners LP 1	1,695,089	57,277,057
Holly Energy Partners LP	915,162	32,515,706
Martin Midstream Partners LP 1	2,119,465	96,414,463
NuStar Energy LP	1,767,741	73,732,477
Plains All American Pipeline LP	357,631	18,081,824
TransMontaigne Partners LP	560,614	23,192,601
Total Petroleum Transportation		606,489,326

Propane — 4.9%
Amerigas Partners LP	1,063,505	45,198,963
Ferrellgas Partners LP	1,134,355	26,407,784
Suburban Propane Partners LP	809,266	37,064,383
Total Propane		108,671,130

Refined Products/Crude Pipelines — 1.1%
Lehigh Gas Partners LP 1	936,782	25,433,631

Shipping — 3.4%
Teekay LNG Partners LP	1,801,406	75,803,164

Total Master Limited Partnership Shares (identified cost $1,935,815,469)		2,149,307,202

Common Stock — 4.4%

Petroleum Transportation — 0.2%
Enbridge Energy Management LLC 2	118,025	3,539,569

Propane — 1.9%
NGL Energy Partners LP	1,387,431	42,843,869

Shipping — 2.3%
KNOT Offshore Partners LP	256,710	6,173,876
Teekay Offshore Partners LP	1,423,568	45,226,755
Total Shipping		51,400,631

Total Common Stock (identified cost $93,085,441)		97,784,069

Preferred Stock — 1.4%

Gathering/Processing— 0.6%
Southcross Energy Partners	735,526	12,695,173

Shipping — 0.8%
Teekay Offshore Partners	766,550	18,933,785

Total Preferred Stock (identified cost $33,884,574)		31,628,958

Short-Term Investments — 2.4%

Money Market — 2.4%
Fidelity Treasury Portfolio, 0.010% 3	54,911,549	54,911,549

Total Short-Term Investments (identified cost $54,911,549)		54,911,549

Total Investments — 104.2% (identified cost $2,117,697,033)		2,333,631,778

Liabilities In Excess of Other Assets — (4.2)%		(93,413,930)

Net Assets -— 100.0%		$2,240,217,848

Footnotes to Statement of Investments

LLC -— Limited Liability Company
LP -— Limited Partnership

*	August 30, 2013 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1
Is or was an affiliate, as defined by the Investment Company Act of 1940, at or during the period ended August 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer.  Transactions during this period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	30-Nov-12	Additions	Reductions	31-Aug-13
American Midstream Partners LP	394,713	298,317	-	693,030
Crosstex Energy LP	530,379	3,949,378	-	4,479,757
Exterran Partners LP	1,082,252	2,463,635	-	3,545,887
Global Partners LP	1,041,706	653,383	-	1,695,089
Lehigh Gas Partners LP	-	936,782	-	936,782
Martin Midstream Partners LP	680,512	1,438,953	-	2,119,465
Southcross Energy Partners LP	306,702	606,603	-	913,305
USA Compression Partners LP	-	2,471,592	-	2,471,592

			Unrealized	Realized
	Value	Distributions	Gain/(Loss)	Gain/(Loss)
American Midstream Partners LP	15,260,521	673,184	3,232,534	-
Crosstex Energy LP	83,861,051	2,238,195	5,090,441	-
Exterran Partners LP	99,036,624	3,421,056	13,975,056	-
Global Partners LP	57,277,057	2,296,836	17,051,345	-
Lehigh Gas Partners LP	25,433,631	459,321	2,481,040	-
Martin Midstream Partners LP	96,414,463	3,208,923	23,696,317	-
Southcross Energy Partners LP	17,179,267	725,460	(548,809)	-
USA Compression Partners LP	60,554,004	1,487,303	11,333,978	-

2	Non-income producing security.

3	Variable rate security; the coupon rate represents the rate at August 30, 2013.

Oppenheimer SteelPath MLP Alpha Plus Fund
STATEMENT OF INVESTMENTS - As of 08/30/2013*
(Unaudited)
Description	Shares	Value

Master Limited Partnership Shares — 133.7%

Diversified — 21.6%
Enterprise Products Partners LP 1	248,560	$14,769,435
ONEOK Partners LP 1	117,975	5,850,380
Williams Partners LP 1	166,605	8,218,625
Total Diversified		28,838,440

Gathering/Processing — 27.9%
Access Midstream Partners LP 1	121,432	5,538,513
DCP Midstream Partners LP 1	120,173	5,759,892
MarkWest Energy Partners LP 1	138,130	9,225,703
Regency Energy Partners LP 1	268,037	7,245,040
Targa Resources Partners LP 1	111,932	5,468,997
Western Gas Partners LP 1	69,818	4,129,037
Total Gathering/Processing		37,367,182

Natural Gas Pipelines — 33.0%
El Paso Pipeline Partners LP 1	215,872	9,008,339
Energy Transfer Equity LP 1	223,612	14,384,960
EQT Midstream Partners LP 1	101,665	4,868,737
Spectra Energy Partners LP 1	126,108	5,256,181
TC Pipelines LP 1	218,997	10,581,935
Total Natural Gas Pipelines		44,100,152

Petroleum Transportation — 51.2%
Buckeye Partners LP 1	106,825	7,477,750
Genesis Energy LP 1	172,391	8,390,270
Holly Energy Partners LP 1	228,730	8,126,777
Magellan Midstream Partners LP 1	204,007	11,069,420
NuStar Energy LP	21,913	913,991
Plains All American Pipeline LP 1	246,733	12,474,821
Sunoco Logistics Partners LP 1	196,479	12,621,811
Tesoro Logistics LP 1	53,768	2,881,965
TransMontaigne Partners LP 1	109,939	4,548,176
Total Petroleum Transportation		68,504,981

Total Master Limited Partnership Shares (identified cost $171,845,500)		178,810,755

Common Stock — 3.5%

Diversified — 3.5%
ONEOK, Inc.	90,488	4,654,703

Total Common Stock (identified cost $4,724,672)		4,654,703

Total Investments — 137.2% (identified cost $176,570,172)		183,465,458

Liabilities In Excess of Other Assets — (37.2)%		(49,768,988)

Net Assets -— 100.0%		$133,696,470

Footnotes to Statement of Investments

LP -— Limited Partnership

*	August 30, 2013 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1	As of August 30, 2013, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of securities in the pledged account total $122,925,441 as of August 30, 2013.

SteelPath MLP and Infrastructure Debt Fund
STATEMENT OF INVESTMENTS - As of 08/30/2013*
(Unaudited)

Description	Principal	Value
Debt Investments — 87.5%
Diversified — 27.3%
Enterprise Products Operating LLC:
3.35%, 3/15/23	201,000	$191,282
5.70%, 2/15/42	63,000	67,356
7.00% 6/1/67 1	21,000	22,385
7.03% 1/15/68 1	20,000	22,221
Kinder Morgan Finance Co. LLC, 5.70%, 1/5/16	93,000	100,591
ONEOK, Inc.:
4.25%, 2/1/22	101,000	94,371
6.88%, 9/30/28	18,000	19,502
6.00%, 6/15/35	61,000	56,729
Tennessee Gas Pipeline Co. LLC, 8.38%, 6/15/32	124,000	165,053
Williams Cos., Inc.:
7.88%, 9/1/21	78,000	92,880
3.70%, 1/15/23	110,000	99,071
7.50%, 1/15/31	112,000	125,926
8.75%, 3/15/32	100,000	124,531
Total Diversified		1,181,898

Gathering/Processing — 15.0%
Access Midstream Partner, 6.13%, 7/15/22	65,000	67,113
Copano Energy LLC, 7.13%, 04/1/21	91,000	103,980
DCP Midstream LLC, 9.75%, 3/15/19 2	24,000	30,438
DCP Midstream Operating LP:
3.25%, 10/1/15	72,000	74,414
3.88%, 3/15/23	110,000	100,755
MarkWest Energy Partners LP:
6.50%, 8/15/21	42,000	44,835
6.25%, 6/15/22	41,000	43,050
Regency Energy Partners LP:
6.88%, 12/1/18	56,000	60,340
6.50%, 7/15/21	64,000	68,160
Targa Resources Partners LP, 6.88%, 2/1/21	53,000	56,445
Total Gathering/Processing		649,530

Natural Gas Pipelines — 27.0%
Boardwalk Pipelines LP:
5.75%, 9/15/19	129,000	142,418
3.38%, 2/1/23	154,000	140,229
DCP Midstream LLC, 8.13%, 8/16/30	69,000	85,304
El Paso Pipeline Partners Operating Co. LLC:
5.00%, 10/1/21	70,000	74,295
7.50%, 11/15/40	111,000	137,115
4.70%, 11/1/42	110,000	97,759
Energy Transfer Equity LP, 7.50%, 10/15/20	91,000	99,645
Spectra Energy Capital LLC:
3.30%, 3/15/23	100,000	89,174
6.75%, 2/15/32	103,000	110,347
TransCanada PipeLines Ltd.:
2.50%, 8/1/22	90,000	82,222
7.63%, 1/15/39	80,000	107,711
Total Natural Gas Pipelines		1,166,219

Petroleum Transportation — 18.2%
Enbridge Energy Partners LP, 7.50%, 4/15/38	84,000	101,077
NuStar Logistics LP, 7.65%, 4/15/18	211,000	236,189
Plains All American Pipeline LP, 3.85%, 10/15/23	99,000	97,975
Sunoco Logistics Partners Operations LP:
6.85%, 2/15/40	119,000	134,734
6.10%, 2/15/42	208,000	216,338
Total Petroleum Transportation		786,313

Total Debt Investments (identified cost $3,967,646)		3,783,960

Preferred Stock — 3.1%

Shipping — 3.1%
Teekay Offshore Partners	5,350	132,145

Total Preferred Stock (identified cost $133,750)		132,145

Short-Term Investments — 8.7%

Money Market — 8.7%
Fidelity Treasury Portfolio, 0.010% 1	376,346	376,346

Total Short-Term Investments (identified cost $376,346)		376,346

Total Investments — 99.3% (identified cost $4,477,742)		4,292,451

Other Assets In Excess of Liabilities — 0.7%		29,521

Net Assets -— 100.0%		$4,321,972

Footnotes to Statement of Investments

LLC -— Limited Liability Company
LP -— Limited Partnership

*	August 30, 2013 represents the last business day of the Fund's quarterly period. See accompanying Notes.

1	Variable rate security; the coupon rate represents the rate at August 30, 2013.

2
Represents securities sold under Rule 144A which is exempt from registration under the Securities Act of 1933 as amended.  This security has been determined to be liquid under the guidelines established by the Board of Trustees.   The security amounted to $30,438, representing 0.70% of net assets of the Fund at August 30, 2013.

Oppenheimer SteelPath MLP Funds Trust
STATEMENTS OF INVESTMENTS August 30, 2013*
(Unaudited)

Notes to Statements of Investments

Quarterly and Annual Periods.  The last day of the Funds’ quarterly period was the last day the New York Stock Exchange was open for trading.  The Funds financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculation used for shareholders transactions.  The last day of the Funds’ fiscal year was the last day the New York Stock Exchange was open for trading.  The Funds financial statements have been presented through that date to maintain consistency with the Funds’ net asset value calculation used for shareholders transactions.

Master Limited Partnerships (“MLPs”).  MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of a MLP’s creditors would continue after the Fund sold its investment in the MLP.

Concentration Risk Under normal circumstances, the Fund intends to invest at least 90% of its total assets in securities of MLP’s, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

Securities Valuation

The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Funds’ Board has adopted procedures for the valuation of the Funds’ securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Funds’ Board at the next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs
Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

*	August 30, 2013 represents the last business day of the Fund's quarterly period. See accompanying Notes.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities
Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

•
Level 2 — inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Oppenheimer SteelPath MLP Select 40 Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$2,173,014,227	$-	$-	$2,173,014,227
Common Stock	61,847,635	-	-	61,847,635
Short-Term Investments	36,027,134	-	-	36,027,134
Total	$2,270,888,996	$-	$-	$2,270,888,996

Oppenheimer SteelPath MLP Alpha Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$2,354,391,206	$-	$-	$2,354,391,206
Common Stock	60,653,521	-	-	60,653,521
Short-Term Investments	12,103,904	-	-	12,103,904
Total	$2,427,148,631	$-	$-	$2,427,148,631

Oppenheimer SteelPath MLP Income Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$2,149,307,202	$-	$-	$2,149,307,202
Common Stock	97,784,069	-	-	97,784,069
Preferred Stock	18,933,785	12,695,173	-	31,628,958
Short-Term Investments	54,911,549	-	-	54,911,549
Total	$2,320,936,605	$12,695,173	$-	$2,333,631,778

Oppenheimer SteelPath MLP Alpha Plus Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Master Limited Partnership Shares	$178,810,755	$-	$-	$178,810,755
Common Stock	4,654,703	-	-	4,654,703
Total	$183,465,458	$-	$-	$183,465,458

Oppenheimer SteelPath MLP and Infrastructure Debt Fund*

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Investments	$-	$3,783,960	$-	$3,783,960
Preferred Stock	132,145	-	-	132,145
Short-Term Investments	376,346	-	-	376,346
Total	$508,491	$3,783,960	$-	$4,292,451

The Funds did not hold any Level 3 securities during the period ended August 30, 2013.

*	For a detailed break-out of securities by major industry classification, please refer to the Statements of Investments.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

There have been no transfers between pricing levels for any of the Funds.

Return of Capital Estimates - Distributions received from the Funds’ investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended August 30, 2013, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

Federal Tax Information – At August 30, 2013, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Oppenheimer	Oppenheimer	Oppenheimer
	SteelPath MLP	SteelPath MLP	SteelPath MLP
	Select 40	Alpha	Income
Federal tax cost of securities	$1,707,459,914	$1,961,126,677	$2,075,311,150
Gross unrealized appreciation	$585,400,880	$485,768,191	$295,407,533
Gross unrealized depreciation	(21,971,798)	(19,746,237)	(37,086,905)
Net Unrealized Appreciation on Investments	$563,429,082	$466,021,954	$258,320,628

	Oppenheimer	Oppenheimer
	SteelPath MLP	SteelPath MLP and
	Alpha Plus	Infrastructure Debt
Cost of Investments	$176,362,062	$4,481,932
Gross Unrealized Appreciation	$10,687,465	$18,133
Gross Unrealized Depreciation	(3,584,069)	(207,614)
Net Unrealized Appreciation/(Depreciation) on Investments	$7,103,396	$(189,481)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2.  Controls and Procedures.

a)
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3 (c)) as of 8/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

b)
There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s third fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer SteelPath MLP Funds Trust

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	10/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ William F. Glavin, Jr.
By: William F. Glavin, Jr.
Principal Executive Officer
Date	10/14/2013

/s/ Brian W. Wixted
By: Brian W. Wixted
Principal Financial Officer
Date	10/14/2013